PLAN DESCRIPTION AND RELATED INFORMATION	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Description of Plan [Line Items]
PLAN DESCRIPTION AND RELATED INFORMATION	PLAN DESCRIPTION AND RELATED INFORMATION
Description of the Plan – The Bristol-Myers Squibb Company Employee Incentive Thrift Plan (the Plan) is a defined contribution retirement plan that includes a cash or deferred arrangement as defined by Section 401(k) of the Internal Revenue Code of 1986, as amended (the Code) and is sponsored by Bristol-Myers Squibb Company (the Company or BMS). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA), and is intended to be a qualified plan under Section 401(a) of the Code.

The description of the Plan in the following notes provides only general information and does not modify any provision of the Plan. Participants should refer to the Plan’s governing documents for more complete disclosure of the Plan’s provisions.

Plan Administration – The Bristol-Myers Squibb Company Savings Plan Committee (the Committee) is the Administrator of the Plan and named fiduciary with respect to Plan assets. Fidelity Workplace Services, LLC provides recordkeeping services with respect to the Plan. The assets of the Plan are maintained in the Bristol-Myers Squibb Savings Plans Master Trust (the Savings Plan Master Trust or Master Trust), of which Fidelity Management Trust Company (Fidelity Trust) serves as directed trustee.

Certain assets of the Plan are invested in the Savings Plan Master Trust, and the Master Trust also holds assets of the Bristol-Myers Squibb Company Savings and Investment Program and the Bristol-Myers Squibb Puerto Rico, Inc. Savings and Investment Program. The Plan's trustee and recordkeeper maintains a separate account for the associated Plan assets and liabilities held within the Master Trust and each individual plan holds a divided interest in the total assets of the Master Trust. Investments and net investment income/(loss) from investments are allocated to participating plans based on each plan's participation in investment options within the Master Trust.

Employee Eligibility – In general, any United States employee who has completed one hour of service and is covered by a collective bargaining agreement that provides for participation in the Plan is eligible to participate following their date of hire.

Participant Contributions – Participants can elect to contribute from 2% up to 75% of their eligible pay as pre-tax, Roth 401(k), traditional after-tax and/or catch-up contributions, subject to applicable rules under the Code. Of a participant's total contributions, only 25% can be traditional after-tax contributions. The definition of eligible compensation as stated in the Plan’s governing documents applies for the purposes of determining employee contributions and all Company contributions made on behalf of each eligible participant and generally includes base salary or wages, overtime and shift differentials, and bonuses. If an eligible employee does not enroll or opt out, automatic contributions begin starting with the first available payroll period after six months of employment measured from the employee’s date of hire. These automatic contributions are employee pre-tax contributions and are matched on the same terms as elected employee pre-tax contributions. Automatically enrolled participants have their deferral rate set at 6% of eligible compensation, excluding any bonus pay. The participant may change the contribution rate, including ceasing all elective contributions, and may elect pre-tax, Roth 401(k), traditional after-tax or a combination of these elective contributions at any time. In the absence of an affirmative investment direction from the participant, 100% of the automatic contribution will be invested in the qualified default investment alternative, which is currently the T. Rowe Price Target Date Retirement Fund for the year closest to the year in which the participant would attain age 65. The Plan also has an annual increase feature that allows participants to schedule an automatic increase in their pre-tax, Roth 401(k) and/or traditional after-tax contributions to the Plan of 1% to 3% annually, subject in all events to the Plan’s maximum deferral rate of 75%.

The Plan allows for catch-up contributions for participants who are 50 years of age or older. Catch-up contributions are intended to give eligible participants the opportunity to make additional pre-tax and/or Roth 401(k) contributions over the applicable Internal Revenue Service (IRS) and Plan limits. Catch-up contributions can be from 1% to 75% of the participant’s annual benefit salary or wages, subject to applicable Code limits and guidelines. There is no Company match on catch-up contributions. Effective January 1, 2026, if a participant's FICA wages paid by BMS in the prior calendar year exceeded $150,000, any catch up contributions to the Plan must be made as Roth 401(k) contributions.

The Plan allows for Roth 401(k) in-plan conversion to provide participants the ability to diversify retirement assets between Roth and non-Roth 401(k) accounts in accordance with applicable Roth 401(k) requirements.

Employer Contributions – The Company makes a matching contribution equal to one dollar for each dollar of participant contributions not to exceed 6% of the participant’s eligible compensation.
The Company also may make an additional discretionary annual contribution for each eligible employee regardless of whether the eligible employee contributes to the Plan. The additional annual contribution will be determined as a defined percentage of eligible compensation, which ranges from 1% to 2%, based on points equal to the sum of the employee's age plus years of service, rounded up, as of December 31st of the calendar year for which the contribution is made. Subject to limited exceptions, to be an eligible employee, the employee must be actively employed, as defined in the Plan documents, on the last business day of the plan year for which the contribution is made in order to receive an additional annual contribution. The limited exceptions include otherwise eligible employees not actively at work on the last day of the year due to death, long-term disability, or retirement during the year.

Investment Decisions – The Plan gives participants the opportunity to direct the manner in which contributions made to the Plan in their name, including their contributions and Company contributions, are invested among a variety of investments. All contributions were invested in any one or more of the funds or the self-directed brokerage investment option, all of which comprise the Savings Plan Master Trust, see “Note 4 - Savings Plan Master Trust” for further information regarding investments.

The Plan provides for a 25% maximum investment percentage limit on modifications to contribution allocations and/or exchanges of balances into the Company Stock Fund. Any exchanges of existing fund balances into the Company Stock Fund are limited to 25% of a participant's total market value in the Plan. There is no requirement for a participant to exchange funds out of the Company Stock Fund to reduce to the 25%. Also, if a participant changes his/her investment mix allocation election for future contributions and the direction impacts any investment mix that includes the Company Stock Fund, the participant is required to modify the allocations to adhere to the Company Stock Fund 25% maximum.

Participant Accounts – Each participant’s account under the Plan is credited with the participant’s elected pre-tax, Roth 401(k), catch-up and/or traditional after-tax contributions, the Company’s contributions, and the participant’s respective share of Plan earnings, and is charged with participant withdrawals and distributions, and the participant’s respective share of Plan losses. The benefit to which a participant is entitled is the participant’s vested Plan amount.

Notes Receivable from Participants – While employed, a participant may request a loan from the Plan. The amount of the loan may not exceed the lesser of: (1) 50% of the participant’s vested account balance under the Plan, determined as of the valuation date, or (2) $50,000 less the highest outstanding loan balance during the previous 12 months. Loans must be repaid within five years, unless the funds are used to purchase a primary residence. Primary residence loans must be repaid within ten years. As permitted by IRS regulations and the terms of the Plan, loans are secured by the balance in the participants' accounts and bear interest at fixed rates which are determined when the loans are issued and are based on a formula set by the Committee in the Plan documents. Repayments and interest are credited to the Plan account of the participant. Such currently outstanding loans mature through 2035.

Withdrawals Prior to Retirement or other Termination of Employment – The Plan includes provisions that allow a participant to withdraw all or a portion of the employee and vested employer contributions in certain limited circumstances, such as due to financial hardship, after attainment of age 59-1/2, when receiving disability payments from a Company long-term disability plan or when there is a federally-declared disaster or domestic violence. Restrictions imposed on withdrawals during employment are described in detail in the Plan’s governing documents and are subject to income taxes and a 10% additional tax imposed by the Code unless an exception applies.

Vesting – Matching contributions vest over a three year period at a rate of 33% after 1 year of service a participant completes, 67% after two years of service, and 100% after three years of service and additional annual contributions vest at the rate of 20% for each year of qualifying service. In addition, a participant will become 100% vested in Company contributions regardless of his or her years of service upon death while employed by the Company. A participant is always 100% vested in his or her pre-tax, Roth 401(k), traditional after-tax, rollover contributions from other plans and catch-up contributions, as well as any earnings thereon.

Forfeitures – If a participant’s employment terminates before he or she has become fully vested, the unvested portion of Company contributions credited to his or her account are forfeited (as of the earlier of: (1) when the participant receives a distribution of his or her entire vested account balance, or (2) the end of the period of five consecutive one-year breaks in service) and may be used to reduce future matching contributions or pay expenses of Plan administration. During the year ended December 31, 2025, forfeitures were used to reduce Plan expenses by $53 thousand and no forfeitures were used to reduce matching contributions. The balance of unused forfeited funds available was $2 thousand and $47 thousand as of December 31, 2025 and 2024, respectively. Participants who return to work for the Company may immediately enroll in the Plan and prior service generally will be taken into account for vesting purposes.
Termination of Employment and Payment of Benefits – Upon the termination of employment, the participant, may defer their distribution payment until they reach the minimum required distribution (MRD) age or may elect to receive: (1) a lump sum payment, or (2) equal annual installments over a period not greater than 15 years. In the event of a participant's death, the participant's beneficiary can elect to receive: (1) a lump sum payment, or (2) equal annual installments over a period not greater than 5 years. In all cases, the Plan applies the minimum required distribution provisions of Section 401(a)(9) of the Code. Notwithstanding the foregoing, in the case of an account balance of $7,000 or less, a participant’s account balance will automatically be distributed.

Method of Payment – Installment payments are made in cash. Lump-sum distributions may be made in cash, or, if elected by the employee, in a combination of cash and shares of Company stock for the portion of the account invested in the Company Stock Fund.

Net Transfers – A participant's account may be transferred to or from another qualified defined contribution plan sponsored by the Company if his or her employment status changes such that he or she becomes eligible to participate in a different plan. A participant's account could also be transferred to another company's qualified defined contribution plan if required by the terms of a Company transaction. Similarly, new accounts could be transferred in from another company's qualified defined contribution plan, if required under the terms of a business acquisition.

Payment of Benefits – Benefit payments are recorded upon distribution. There were no material amounts allocated to accounts of persons who have elected to withdraw from the Plan but have not yet been paid as of December 31, 2025 and 2024.

Termination of the Plan – Although the Company has not expressed any intent to do so, it has the right to discontinue its contributions, to amend and to terminate the Plan at any time at its sole discretion in accordance with the provisions of ERISA. If the Plan is terminated, the interest of each participant in all unvested employer contributions will vest immediately.
Record Keeping Fees – During 2025, the Plan charged a recordkeeping fee of $31.50 per participant per year, deducted in quarterly increments, to cover plan administrative expenses. Effective January 1, 2026, the recordkeeping fee is changing from $31.50 to $25.00.